UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F

-FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hutchens Investment Management, Inc.
Address:    175 Main Street
            P. O. Box 1549
            New London, NH  03257

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons signing this Report on Behalf of Reporting Manager:

Name:     William Hutchens
Title:    President
Phone:    603-526-4104
Signature, Place, and Date of Signing:

     William Hutchens       New London, NH       July 19, 2002

Report Type (Check only one.):

[x]   13F Holdings Report
[ ]   13F Notice
[ ]   13F Combination Report

List of Other Mangers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.










                           FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   122

Form 13F Information Table Value Total:    $274,666


ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5

ITEM 6

ITEM 7

ITEM 8

NAME OF ISSUER
TITLE OF CLASS
CUSIP #
FAIR MKT VAL
SHARE
(A) SOLE
(B) SHARED
(C) SHARED
Managers

VOTING AUTHORITY SHARES







AS DEF IN
OTHER
See Instr V
(A)SOLE
(B)SHARED
(C)NONE






INST. 5





3M Corp.
Common
88579Y101
3851.13
31310
x



16325

14985
Abbott Labs
Common
002824100
3309.51
87902
x



47325

40577
Advanced Micro Devices
Common
007903107
139.725
14375
x



12500

1875
Air Products & Chemicals
Common
009158106
389.881
7725
x





7725
AllTel Corp
Common
020039103
71.675
1525
x





1525
Ambac Financial Group, Inc.
Common
023139108
801.36
11925
x



5350

6575
Amerada Hess Corp.
Common
023551104
5118.3
62040
x



35450

26590
Ameren Corp.
Common
023608102
517.195
12025
x





12025
American Int'l Group
Common
026874107
124.452
1824
x





1824
American Power Cnvrsion
Common
029066107
658.654
52150
x



20300

31850
Amgen, Inc
Common
031162100
90.461
2160
x





2160
Anheuser-Busch
Common
035229103
6748.6
134972
x



68800

66172
AOL Time Warner
Common
00184A105
170.636
11600
x



375

11225
Apache Corporation
Common
037411105
774.543
13475
x



5000

8475
Atmel Corp.
Common
049513104
193.434
30900
x



27000

3900
Avanex Corp.
Common
05348W109
31.282
16125
x





16125
B.F.Goodrich Company
Common
382388106
829.845
30375
x



11100

19275
Banc One Corp
Common
06423A103
1761.422
45775
x



34950

10825
BankAmerica Corp.
Common
060505104
4450.27
63250
x



37225

26025
Barr Laboratories
Common
068306109
3303.242
51995
x



32100

19895
Bear Stearns Cos.
Common
073902108
4992.084
81570
x



49750

31820
Bellsouth Corp
Common
079860102
1993.95
63300
x



49850

13450
BJ Services Co
Common
055482103
278.155
8210
x



575

7635
Block H&R, Inc.
Common
093671105
6337.087
137315
x



73525

63790
Borg Warner Auto
Common
099724106
529.948
9175
x



3400

5775
BP Amoco
Common
055622104
52.257
1035
x





1035
Bristol-Myers/Squibb
Common
110122108
144.999
5642
x



2800

2842
Broadcom Corp
Common
111320107
256.943
14649
x



3960

10689
Canadian National Railway Co.
Common
136375102
4397.561
84895
x



48200

36695
Certegy Inc.
Common
156880106
521.024
14040
x



5350

8690
Charter One Financial, Inc.
Common
160903100
1909.223
55533
x



51660

3873
Chevron Texaco Corp.
Common
166764100
6977.694
78844
x



44075

34769
Cisco Systems,Inc.
Common
17275R102
3988.375
285905
x



133865

152040
Citigroup
Common
172967101
6192.831
159815
x



94550

65265
Comcast Corp-CL A Spl
Common
200300200
4349.846
182460
x



107050

75410
Compass Bancshares, Inc.
Common
20449H109
938.28
27925
x



8100

19825
ConAgra
Common
205887102
2158.774
78075
x



32600

45475
Constellation Brands
Common
21036P108
644
20125
x



7500

12625
Constellation Energy Gr
Common
210371100
601.47
20500
x



7600

12900
Corning Inc.
Common
219350105
151.532
42685
x



10950

31735
Cypress Semiconductor C
Common
232806109
268.686
17700
x



15500

2200
Danaher Corp
Common
235851102
171.581
2586
x





2586
Dell Computer Corp
Common
247025109
2363.056
90400
x



32550

57850
Ebay, Inc.
Common
278642103
341.991
5550
x





5550
EMC Corp
Common
268648102
174.02
23049
x



6424

16625
Engelhard Corp.
Common
292845104
892.788
31525
x



12500

19025
Equifax
Common
294429105
754.65
27950
x



10700

17250
Exelon Corp.
Common
30161N101
4326.622
82727
x



53600

29127
Exxon Mobil Corp.
Common
30231G102
4763.415
116408
x



79425

36983
Fairchild Semicnd Intl Cl A
Common
303726103
3137.737
129125
x



49650

79475
Federal Home Loan Mtg.
Common
313400301
4666.806
76255
x



38275

37980
Federal Nat'l Mtg
Common
313586109
4876.129
66117
x



33050

33067
Fidelity National Financial, Inc.
Common
316326107
673.475
21312
x



7920

13392
First Data Corp.
Common
319963104
44.64
1200
x





1200
FleetBoston Financial Corp.
Common
339030108
1745.282
53950
x



41650

12300
Fortune Brands
Common
349631101
4960.2
88575
x



53450

35125
Franklin Resources, Inc.
Common
354613101
6127.794
143710
x



80775

62935
Gannett Co
Common
364730101
3314.932
43675
x



20400

23275
Gemstar- TV Guide Intl Inc.
Common
36866W106
142.905
26513
x





26513
General Dynamics Corp
Common
369550108
1283.644
12070
x



300

11770
General Electric
Common
369604103
5807.647
199919
x



99600

100319
General Motors
Common
370442105
4547.526
85080
x



50800

34280
Golden West Financial Corp
Common
381317106
393.765
5725
x





5725
Goldman Sachs Group, Inc.
Common
38141G104
1572.257
21435
x



16700

4735
Greenpoint Financial Corp
Common
395384100
807.695
16450
x



6200

10250
Harrahs Ent.
Common
413619107
565.462
12750
x



4700

8050
Health Net, Inc.
Common
42222G108
239.591
8950
x



7750

1200
Hormel Foods Corp
Common
440452100
849.271
35475
x



11400

24075
Host Marriott Corp.
Common
44107P104
298.32
26400
x



23000

3400
Intel Corp.
Common
458140100
3013.198
164926
x



85000

79926
Int'l Business Machines
Common
459200101
3670.992
50986
x



23475

27511
JDS Uniphase Corp.
Common
46612J101
106.079
39730
x



7850

31880
Johnson & Johnson
Common
478160104
38.15
730
x





730
Jones Apparel Group, Inc.
Common
480074103
473.625
12630
x



5500

7130
Kerr-McGee
Common
492386107
753.716
14075
x



5000

9075
KLA-Tencor Corp.
Common
482480100
320.555
7287
x



1790

5497
Knight Ridder Inc
Common
499040103
147.932
2350
x



1750

600
Lexmark Intl Grp., Inc.
Common
529771107
1592.56
29275
x



20550

8725
Liz Claiborne Inc.
Common
539320101
7225.437
227215
x



114650

112565
McKesson HBOC Inc.
Common
58155Q103
4603.506
140780
x



79175

61605
Merck
Common
589331107
1824.509
36029
x



15700

20329
Metlife Inc Com
Common
59156R108
5501.376
191020
x



125475

65545
Microsoft Corp.
Common
594918104
4368.889
79870
x



40225

39645
Morgan Stanley
Common
617446448
3126.1
72565
x



31650

40915
Mylan Labs
Common
628530107
632.486
20175
x



9300

10875
National City Corp.
Common
635405103
1763.081
53025
x



43500

9525
Network Appliance, Inc.
Common
64120L104
159.916
12855
x



5550

7305
Noble Corp.
Common
655042109
3865.404
100140
x



65750

34390
Oracle
Common
68389X105
237.318
25060
x



5755

19305
Pfizer
Common
717081103
4551.575
130045
x



57525

72520
Phillips Petroleum
Common
718507106
5116.79
86902
x



50400

36502
PPG Industries
Common
693506107
2911.466
47035
x



28800

18235
Precision Castparts Corp
Common
740189105
5396.82
163540
x



91875

71665
Procter & Gamble
Common
742718109
5322.994
59608
x



36475

23133
QSound Labs, Inc.
Common
74728C307
9.375
12500
x





12500
Qualcomm, Inc.
Common
747525103
274.295
9978
x



2600

7378
Raytheon
Common
755111507
3237.587
79450
x



46000

33450
Royal Dutch Petroleum
Common
780257804
44.216
800
x





800
SBC Communications
Common
78387G103
3810.182
124924
x



79680

45244
Schering-Plough Corp.
Common
806605101
3247.692
132020
x



83100

48920
Scotts Company - Class A
Common
810186106
5165.158
113770
x



68750

45020
Sealed Air Corp.
Common
81211K100
4780.049
118700
x



67250

51450
SS&C Technologies, Inc.
Common
85227Q100
32.97
2350
x





2350
Starwood Hotels & Resorts
Common
85590A203
577.548
17560
x



6500

11060
Sun Microsystems
Common
866810104
1772.107
353714
x



144150

209564
Sunguard Data Systems, Inc.
Common
867363103
4437.386
167575
x



88625

78950
Supervalu Inc.
Common
868536103
4429.259
180565
x



111875

68690
Telephone & Data
Common
879433100
428.391
7075
x



2650

4425
Texas Instruments
Common
882508104
106.223
4482
x



1900

2582
Textron, Inc
Common
883203101
715.225
15250
x



6300

8950
TJX Cos Inc.
Common
872540109
5566.102
283840
x



158250

125590
Toll Brothers Inc.
Common
889478103
751.545
25650
x



9600

16050
Tom Hilfiger
Common
G8915Z102
293.918
20525
x





20525
Torchmark Corp
Common
891027104
872.87
22850
x



9000

13850
United Technologies
Common
913017109
3534.534
52055
x



25400

26655
UnitedHealth Group Inc.
Common
91324P102
4005.77
43755
x



20700

23055
Verizon Communications
Common
92343V104
3126.32
77866
x



41965

35901
Wal-Mart Stores
Common
931142103
120.087
2183
x





2183
Washington Mutual Inc.
Common
939322103
6850.859
184609
x



102700

81909
Webster Financial Corp.
Common
947890109
379.532
9925
x





9925
Wellpoint Health Ntwk.
Common
94973H108
3683.448
47339
x



18300

29039
Whirlpool Corp.
Common
963320106
4825.529
73830
x



45600

28230